Acquisitions - Additional Information (Detail) ¥ in Millions, $ in Millions					1 Months Ended		12 Months Ended
	Feb. 28, 2017 JPY (¥)	Feb. 28, 2017 USD ($)	Feb. 01, 2016 JPY (¥)	Dec. 04, 2015 JPY (¥)	Apr. 30, 2015 JPY (¥)	Apr. 30, 2015 USD ($)	Mar. 31, 2018 JPY (¥)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 JPY (¥)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 JPY (¥)	Sep. 15, 2017 JPY (¥)	Sep. 15, 2017 USD ($)	Mar. 31, 2017 USD ($)
Business Acquisition [Line Items]
Goodwill							¥ 530,492		¥ 522,538		¥ 606,290
Transfer Agreements with Toshiba Corporation
Business Acquisition [Line Items]
Business acquisition total consideration											16,700
Goodwill											0
Liabilities assumed											0
Transfer Agreements with Toshiba Corporation | Planned
Business Acquisition [Line Items]
Business acquisition total consideration				¥ 19,000
Orchard Media Inc
Business Acquisition [Line Items]
Business acquisition total consideration					¥ 22,168	$ 185
Goodwill									36,664					$ 307
Step acquisition, total percentage of equity ownership					100.00%	100.00%
Step acquisition, percentage of equity interest acquired					49.00%	49.00%
Step acquisition, percentage of equity ownership immediately before additional acquisition					51.00%	51.00%
Step acquisition, recognized gain on remeasurement of fair value of equity ownership immediately before additional acquisition									18,085	$ 151
Intangible assets acquired									13,806					115
Cash consideration for acquisition									19,547	164
TEN Sports Network [Member]
Business Acquisition [Line Items]
Business acquisition total consideration	¥ 39,106	$ 346
Goodwill									26,489					235
Intangible assets acquired									14,910					$ 132
Cash consideration for acquisition							1,772	$ 16	37,298	$ 330
Cash consideration payable												¥ 2,316	$ 21
Other acquisitions
Business Acquisition [Line Items]
Business acquisition total consideration							27,459		12,409		46,233
Goodwill							20,013		12,384		36,128
Intangible assets acquired							¥ 4,980		7,073		¥ 14,983
Significant amounts allocated to in-process research and development									¥ 0
Altair
Business Acquisition [Line Items]
Business acquisition total consideration			¥ 25,565
Goodwill			17,879
Intangible assets acquired			6,600
Cash consideration for acquisition			¥ 22,657
Acquisition date											Feb. 01, 2016